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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                      London, England        May 14, 2010
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         35
Form 13F Information Table Value Total:   $266,987
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                                        VALUE   SHRS OR          PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  SH/ PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------------- --------- -------- --------- ------- ---- ---------- -------- --------- ------ -----
APPLE INC                         COM       037833100   10,524    44,800    SH           SOLE                44,800
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR 16945R104      524    47,000    SH           SOLE                47,000
CISCO SYS INC                     COM       17275R102      781    30,000    SH           SOLE                30,000
CIT GROUP INC                   COM NEW     125581801   10,921   280,600    SH           SOLE               280,600
CITIGROUP INC                     COM       172967101   22,356 5,520,000    SH           SOLE             5,520,000
DR PEPPER SNAPPLE GROUP INC       COM       26138E109      704    20,000    SH           SOLE                20,000
GOOGLE INC                        CL A      38259P508    1,418     2,500    SH           SOLE                 2,500
INTERNATIONAL BUSINESS MACHS      COM       459200101   24,868   193,750    SH           SOLE               193,750
LEGG MASON INC                    COM       524901105   29,866 1,041,000    SH           SOLE             1,041,000
LULULEMON ATHLETICA INC           COM       550021109    1,037    25,000    SH           SOLE                25,000
MCDONALDS CORP                    COM       580135101    1,001    15,000    SH           SOLE                15,000
NILE THERAPEUTICS INC             COM       654145101    1,154 1,214,507    SH           SOLE             1,214,507
POTASH CORP SASK INC              COM       73755L107   20,771   174,000    SH           SOLE               174,000
SUNCOR ENERGY INC NEW             COM       867224107   47,966 1,393,000    SH           SOLE             1,393,000
VIRGIN MEDIA INC                  COM       92769L101      518    30,000    SH           SOLE                30,000
WATSON PHARMACEUTICALS INC        COM       942683103   52,111 1,313,239    SH           SOLE             1,313,239
UNITED AMER INDEMNITY LTD         CL A      90933T109    9,409 1,106,981    SH           SOLE             1,106,981
WAL MART STORES INC               COM       931142103    1,130    20,320    SH           SOLE                20,320
WESTERN UN CO                     COM       959802109   27,136 1,600,000    SH           SOLE             1,600,000
AMERICAN WTR WKS CO INC NEW       COM       030420103      217    10,000    SH          DEFINED     01       10,000
APPLE INC                         COM       037833100      176       750    SH          DEFINED     01          750
CENOVUS ENERGY INC                COM       15135U109      170     6,500    SH          DEFINED     01        6,500

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                           FORM 13F INFORMATION TABLE

CITIGROUP INC                     COM       172967101      162    40,000    SH          DEFINED     01       40,000
DREAMWORKS ANIMATION SKG INC      CL A      26153C103      138     3,500    SH          DEFINED     01        3,500
EBAY INC                          COM       278642103      202     7,500    SH          DEFINED     01        7,500
EXXON MOBIL CORP                  COM       30231G102      168     2,500    SH          DEFINED     01        2,500
FIDELITY NATIONAL FINANCIAL       CL A      31620R105      192    13,000    SH          DEFINED     01       13,000
GOLDCORP INC NEW                  COM       380956409      186     5,000    SH          DEFINED     01        5,000
GOOGLE INC                        CL A      38259P508      187       330    SH          DEFINED     01          330
INTERNATIONAL BUSINESS MACHS      COM       459200101      193     1,500    SH          DEFINED     01        1,500
JOHNSON & JOHNSON                 COM       478160104       98     1,500    SH          DEFINED     01        1,500
KIMBERLY CLARK CORP               COM       494368103      189     3,000    SH          DEFINED     01        3,000
LEGG MASON INC                    COM       524901105      172     6,000    SH          DEFINED     01        6,000
THERMO FISHER SCIENTIFIC INC      COM       883556102      175     3,400    SH          DEFINED     01        3,400
WAL MART STORES INC               COM       931142103      167     3,000    SH          DEFINED     01        3,000